Reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			₨ 1,702,693
Balance at end of year		$ 12,169	890,037		1,702,693
Impairment of goodwill		$ 3,622	264,909		221,999
Computer software [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			534,526
Balance at end of year			276,547		534,526
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			1,773
Balance at end of year			761		1,773
Agent / Supplier Relationships [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			38,468
Balance at end of year			21,371		38,468
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			114,744
Balance at end of year			44,895		114,744
Noncompete Agreements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			6,215
Balance at end of year			1,194		6,215
Brand names [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			161,947
Balance at end of year					161,947
Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			793,100
Balance at end of year			528,191		793,100
Intangible assets under development [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			51,920
Balance at end of year			17,078		51,920
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			4,059,148		3,867,966
Additions			198,297		419,734
Disposals/adjustment			(143,124)		(228,552)
Balance at end of year			4,114,321		4,059,148	3,867,966
Gross carrying amount [member] | Computer software [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			2,276,915		2,051,797
Additions			111,707		225,118
Disposals/adjustment			(21,692)
Balance at end of year			2,366,930		2,276,915	2,051,797
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			59,209		59,209
Additions
Disposals/adjustment
Balance at end of year			59,209		59,209	59,209
Gross carrying amount [member] | Agent / Supplier Relationships [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			222,169		222,169
Additions
Disposals/adjustment
Balance at end of year			222,169		222,169	222,169
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			140,336		140,336
Additions
Disposals/adjustment
Balance at end of year			140,336		140,336	140,336
Gross carrying amount [member] | Noncompete Agreements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			22,171		22,171
Additions
Disposals/adjustment
Balance at end of year			22,171		22,171	22,171
Gross carrying amount [member] | Brand names [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			271,329		271,329
Additions
Disposals/adjustment
Balance at end of year			271,329		271,329	271,329
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			1,015,099		1,015,099
Additions
Disposals/adjustment
Balance at end of year			1,015,099		1,015,099	1,015,099
Gross carrying amount [member] | Intangible assets under development [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			51,920		85,856
Additions			86,590		194,616
Disposals/adjustment			(121,432)		(228,552)
Balance at end of year			17,078		51,920	85,856
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					502,992
Impairment					221,999
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					454,865
Impairment
Accumulated depreciation, amortisation and impairment [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					1,679
Impairment
Accumulated depreciation, amortisation and impairment [member] | Agent / Supplier Relationships [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					17,097
Impairment
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					10,392
Impairment
Accumulated depreciation, amortisation and impairment [member] | Noncompete Agreements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					5,021
Impairment
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year					13,937
Impairment
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Impairment					221,999
Accumulated depreciation, amortisation and impairment [member] | Intangible assets under development [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Impairment
Amortisation And Impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			2,356,455		1,631,484
Charge for the year					502,992
Disposals/adjustment			(24,731)
Impairment					221,999
Effects of movements in foreign exchange rates					(20)
Balance at end of year			3,224,284		2,356,455	1,631,484
Impairment of intangible assets	[1]		148,010
Impairment of goodwill			264,909
Amortisation And Impairment [Member] | Computer software [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			1,742,389		1,287,544
Charge for the year			372,450	[2]	454,865
Disposals/adjustment			(24,456)
Impairment
Effects of movements in foreign exchange rates					(20)
Balance at end of year			2,090,383		1,742,389	1,287,544
Impairment of intangible assets	[1]
Impairment of goodwill
Amortisation And Impairment [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			57,436		55,757
Charge for the year			1,287	[2]	1,679
Disposals/adjustment			(275)
Impairment
Effects of movements in foreign exchange rates
Balance at end of year			58,448		57,436	55,757
Impairment of intangible assets	[1]
Impairment of goodwill
Amortisation And Impairment [Member] | Agent / Supplier Relationships [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			183,701		166,604
Charge for the year			17,097	[2]	17,097
Disposals/adjustment
Impairment
Effects of movements in foreign exchange rates
Balance at end of year			200,798		183,701	166,604
Impairment of intangible assets	[1]
Impairment of goodwill
Amortisation And Impairment [Member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			25,592		15,200
Charge for the year			69,849	[2]	10,392
Disposals/adjustment
Impairment
Effects of movements in foreign exchange rates
Balance at end of year			95,441		25,592	15,200
Impairment of intangible assets	[1]
Impairment of goodwill
Amortisation And Impairment [Member] | Noncompete Agreements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			15,956		10,935
Charge for the year			5,021	[2]	5,021
Disposals/adjustment
Impairment
Effects of movements in foreign exchange rates
Balance at end of year			20,977		15,956	10,935
Impairment of intangible assets	[1]
Impairment of goodwill
Amortisation And Impairment [Member] | Brand names [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			109,382		95,444
Charge for the year			13,937	[2]	13,938
Disposals/adjustment
Impairment
Effects of movements in foreign exchange rates
Balance at end of year			271,329		109,382	95,444
Impairment of intangible assets	[1]		148,010
Impairment of goodwill
Amortisation And Impairment [Member] | Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year			221,999
Charge for the year				[2]
Disposals/adjustment
Impairment					221,999
Effects of movements in foreign exchange rates
Balance at end of year			486,908		221,999
Impairment of intangible assets	[1]
Impairment of goodwill			264,909
Amortisation And Impairment [Member] | Intangible assets under development [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year
Charge for the year			479,641	[2]
Disposals/adjustment
Impairment
Effects of movements in foreign exchange rates
Balance at end of year
Impairment of intangible assets	[1]
Impairment of goodwill

[1]	During the year ended March 31, 2021, the Company’s operations through its Trademarks in Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited CGU, has curtailed significantly. The Company tested the Trademarks of the CGU for recoverability and recognised an impairment loss of INR 148,010.
[2]	During the year ended March 31, 2021, the Company has re-assessed the useful life of the acquired intangible assets i.e., Customer relationship which resulted in increase in charge for the year by INR